UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Arena Strategic Income Fund
Class I/ACSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$78	0.75%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal annual period ended October 31, 2025, the Arena Strategic Income Fund (the “Fund”) returned +7.64% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned +6.16%, while the Fund’s secondary benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Year Cash Pay 2% Index, returned +7.67%.
The fund’s income advantage was largely responsible for the outperformance versus the primary benchmark.  Duration was a hindrance versus both benchmarks, given Arena’s shorter duration stance versus the indices, and a rally in rates over the course of the year. Overall, credit selection was a modest headwind as a result of a few tariff related credits.  Sector outperformers included Cable/Satellite and Healthcare, while sector laggards included Retailers, Automotive and Airlines.
We view market conditions continuing to be generally a yield capture environment. High yield credit spreads are on the tighter end historically, although on a credit quality adjusted basis they are still well off the historical tights.
Portfolio-wise, we continue to reduce leveraged loan exposures with an eye that a change in Federal Reserve leadership in 2026 could result in more significant interest rate cuts than currently priced into the market. As of quarter-end, the market is pricing in ~4.2 future 25bps interest rate cuts in the Federal Funds rate through year-end 2026, slightly below the ~5.4 cuts priced in at the end ofthe second quarter of 2025, which incorporated the 25bps September 2025 Federal Funds rate cut. This slightly lowers market expectations for cumulative Federal Reserve interest rate cuts. If market expectations for future Federal Reserve interest rate cuts were to notably increase, that may lead to lower leveraged loan prices adjusting for lower forward-looking yield. With the loan yield pickup vs. high yield not as significant as in recent years, this allocation to continue to reduce leveraged loan exposure seems prudent in a potential cost vs. benefit trade-off, should that scenario develop. As a result, our bond exposure has shifted a bit higher.
Arena will continue to assess the ever-changing market environment and stands ready to capitalize on market volatility to identify any idiosyncratic opportunities to continue to add alpha for our investors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	7.64%	11.54%
Bloomberg U.S. Aggregate Bond Index[2]	6.16%	4.76%
Bloomberg U.S. Corporate High Yield Index	8.16%	10.23%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index	7.67%	9.44%
[1]	Class I shares commenced operations on December 30, 2022.
[2]
The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$53,009,746
Total number of portfolio holdings	116
Total advisory fees paid (net)	$43,787
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.4%
CITGO Petroleum Corp., 8.375%, 1/15/2029	1.9%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.8%
Likewize Corp., 10.350%, 8/15/2029	1.8%
PG&E Corp., 4.250%, 12/1/2027	1.8%
Directv Financing LLC, 8.875%, 2/1/2030	1.7%
SGUS LLC, 11.000%, 12/15/2029	1.6%
CommScope LLC, 9.500%, 12/15/2031	1.6%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.6%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/2029	1.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.arenaca.com/arena-strategic-income-fund. You can also request this information by contacting us at (877) 770-7760.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 770-7760 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Arena Strategic Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-770-7760.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

		FYE 10/31/2025	FYE 10/31/2024
(a)	Audit Fees	$17,000	$14,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,600	$2,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

		FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Arena Strategic Income Fund

Class I Shares

(Ticker Symbol: ACSIX)

Annual Financials and Other Information

October 31, 2025

Arena Strategic Income Fund

A series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Arena Strategic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.arenaca.com

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Principal Amount[1]		Value
	BONDS — 52.9%
	CORPORATE — 52.9%
	BASIC MATERIALS — 4.6%
242,000	Celanese U.S. Holdings LLC 6.500%, 4/15/2030[2]	$240,133
560,000	First Quantum Minerals, Ltd. 9.375%, 3/1/2029[2,3,4]	593,209
550,000	Kronos International, Inc. 9.500%, 3/15/2029[2,3]	631,091
	SCIL USA Holdings LLC
500,000	5.375%, 11/1/2026[2,3]	499,438
100,000	9.500%, 7/15/2028[2,3]	121,069
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[2,3]	93,740
275,000	ViaSat, Inc. 5.625%, 4/15/2027[2,3]	274,804
		2,453,484
	COMMUNICATIONS — 13.2%
227,010	Altice France S.A. 9.500%, 11/1/2029[2,3,4]	231,642
330,000	BlackSky Technology, Inc. 8.250%, 8/1/2033[3,5]	377,850
300,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[2,3]	298,458
850,000	CommScope LLC 9.500%, 12/15/2031[2,3]	865,755
250,000	Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	265,020
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	335,902
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	895,660
453,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.000%, 2/15/2031[2,3]	452,634
751,138	EchoStar Corp. 6.750%, 11/30/2030[2]	775,911
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	492,458
625,000	6.625%, 8/1/2026	592,415
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	437,036
1,002,000	Victoria's Secret & Co 4.625%, 7/15/2029[2,3]	965,653
		6,986,394

See accompanying Notes to Financial Statements.

1

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 8.1%
289,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	$292,480
800,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	830,421
575,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	512,900
185,667	JetBlue Pass-Through Trust 7.750%, 5/15/2030	188,856
376,000	QVC, Inc. 6.875%, 4/15/2029[2,3]	174,517
1,533,210	Saks Global Enterprises LLC 11.000%, 12/15/2029[2,3]	692,996
1,008,834	SGUS LLC 11.000%, 12/15/2029[2,3]	875,173
837,053	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 11.000%, 3/6/2030[2,3,4]	445,731
200,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	199,721
50,000	Victra Holdings LLC 8.750%, 9/15/2029[2,3]	53,110
		4,265,905
	CONSUMER, NON-CYCLICAL — 6.2%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[5]	377,400
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	317,574
500,000	Block, Inc. 5.625%, 8/15/2030[2,3]	507,857
325,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	308,555
	HLF Financing Sarl LLC / Herbalife International, Inc.
300,000	12.250%, 4/15/2029[2,3]	325,914
131,000	4.875%, 6/1/2029[2,3]	115,636
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	26,199
	Radiology Partners, Inc.
568,513	9.781%, 2/15/2030[2,3]	557,347
500,000	8.500%, 7/15/2032[2,3]	520,610
250,000	Spectrum Brands, Inc. 3.375%, 6/1/2029[5]	233,312
		3,290,404
	ENERGY — 7.7%
	CITGO Petroleum Corp.

See accompanying Notes to Financial Statements.

2

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
112,000	6.375%, 6/15/2026[2,3]	$112,175
975,000	8.375%, 1/15/2029[2,3]	1,016,393
475,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	487,113
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000	7.125%, 6/1/2028[2,3]	100,880
200,000	8.625%, 3/15/2029[2,3]	208,846
664,000	Enerflex Ltd. 9.000%, 10/15/2027[2,3,4]	679,770
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[3,5]	442,125
	PBF Holding Co. LLC / PBF Finance Corp.
240,000	6.000%, 2/15/2028[2]	238,135
550,000	9.875%, 3/15/2030[2,3]	583,477
226,000	Talos Production, Inc. 9.000%, 2/1/2029[2,3]	232,538
		4,101,452
	FINANCIAL — 4.0%
550,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	551,445
1,285,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[2]	1,291,168
269,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 4.750%, 4/15/2028[2,3]	262,669
		2,105,282
	INDUSTRIAL — 3.4%
52,000	Bombardier, Inc. 7.875%, 4/15/2027[2,3,4]	52,221
100,000	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/2032[2,3]	101,019
771,750	INNOVATE Corp. 10.500%, 2/1/2027[3]	684,195
250,000	Mauser Packaging Solutions Holding Co. 7.875%, 4/15/2027[2,3]	250,849
250,000	Spirit AeroSystems, Inc. 9.375%, 11/30/2029[2,3]	262,853
421,000	Tutor Perini Corp. 11.875%, 4/30/2029[2,3]	471,188
		1,822,325
	TECHNOLOGY — 2.8%
300,000	Akamai Technologies, Inc. 0.250%, 5/15/2033[3,5]	303,750

See accompanying Notes to Financial Statements.

3

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	$185,747
426,000	Evolent Health, Inc. 4.500%, 8/15/2031[3,5]	392,168
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	81,050
400,000	X.AI LLC 12.500%, 6/30/2030[2]	422,946
250,000	Xerox Holdings Corp. 3.750%, 3/15/2030[5]	92,500
		1,478,161
	UTILITIES — 2.9%
597,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	597,465
910,000	PG&E Corp. 4.250%, 12/1/2027[5]	936,299
		1,533,764
	TOTAL CORPORATE
	(Cost $28,791,124)	28,037,171

	TOTAL BONDS
	(Cost $28,791,124)	28,037,171

Number of Shares
	COMMON STOCKS — 1.9%
	COMMUNICATIONS — 0.1%
4,075	Altice France Lux 3[6]	68,152
	CONSUMER, CYCLICAL — 1.3%
9,684	Fusion LLC	335,715
18,775	Recovery Solutions Group, LLC[6]	342,647
28,769	Spirit Aviation Holdings, Inc.	10,357
		688,719
	CONSUMER, NON-CYCLICAL — 0.2%
10,000	Endo, Inc.[6]	—
170,000	Endo, Inc.[6]	—
448	Mallinckrodt PLC[4,6]	45,996
9,044	Wellpath Holdings, Inc[6]	30,478
		76,474

See accompanying Notes to Financial Statements.

4

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 0.3%
9,219	Enviva Holdings LP	$152,113
100,000	Enviva Holdings LP6	—
		152,113
	TOTAL COMMON STOCKS
	(Cost $1,817,355)	985,458

Principal Amount
	LEVERAGED LOANS — 25.8%
750,000	AMC Entertainment Holdings, Inc. 0.000% (1-Month Term SOFR+700 basis points), 1/4/2029[2,7,8,9]	752,771
	AP Core Holdings II LLC
275,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,7,9]	269,569
861,532	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[2,7,9]	846,727
	Asurion LLC
725,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[2,7,9]	712,200
200,000	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[2,7,9]	191,236
497,500	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[2,7,9]	426,482
296,193	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[2,7,9]	296,239
394,000	Delivery Hero S.E. 5.130%, 12/20/2029[2,7,9]	397,530
98,750	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,7,9]	91,550
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[7,9]	455,065
	First Brands Group LLC
166,086	14.129% (1-Month Term SOFR+155 basis points), 6/29/2026[7,9]	176,674
175,000	5.000% (3-Month Term SOFR+500 basis points), 3/30/2027[2,6,7,9]	65,275
943,840	10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[2,6,7,9]	352,052
400,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3,7]	399,710
455,099	Fusion LLC 12.413%, 6/6/2030	466,761
441,984	HLF Financing Sarl LLC / Herbalife International, Inc. 11.062% (1-Month Term SOFR+675 basis points), 4/12/2029[2,7,9]	449,142
	Lasership, Inc.
348,418	10.035%, 1/30/2029[7,9]	353,644
265,430	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,9]	76,975
933,538	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,9]	664,366
800,000	LendingTree, Inc. 8.841% (1-Month Term SOFR+450 basis points), 8/21/2030[2,7,9]	797,000

See accompanying Notes to Financial Statements.

5

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount		Value
	LEVERAGED LOANS (Continued)
982,452	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[2,7,9]	$956,358
229,557	New WPCC Parent LLC 13.798% (1-Month Term SOFR+950 basis points), 5/9/2030[6,7,9]	229,557
	Numericable U.S. LLC
307,254	4.125% (1-Month Term SOFR+412.5 basis points), 4/28/2028[7,9]	302,647
611,789	6.875% (1-Month Term SOFR+687.5 basis points), 5/15/2031[7,9]	611,244
250,000	Oregon Tool Lux LP 9.674% (3-Month Term SOFR+525 basis points), 10/15/2029[4,7,9]	255,000
251,591	Pretium PKG Holdings, Inc. 5.000% (3-Month Term SOFR+500 basis points), 10/2/2028[7,9]	245,021
341,383	Recovery Solutions Group LLC 12.800%, 1/27/2030[7,9]	343,303
637,813	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,7,9]	629,441
97,733	Spirit AeroSystems, Inc. 9.563% (1-Month Term SOFR+450 basis points), 1/15/2027[2,7,9]	98,130
224,079	Spirit Airlines 12.202% (1-Month Term SOFR+800 basis points), 7/14/2026[7,9]	191,903
250,000	Trivium Packaging Finance B.V. 4.500% (3-Month Euribor+450 basis points), 5/28/2030[2,7,9]	288,572
	Viasat, Inc.
344,538	9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[2,7,9]	342,600
49,000	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[2,7,9]	48,571
662,070	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[7,9]	293,962
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[2,7,9]	249,375
350,000	X Corp. 9.500% (Fixed+0 basis points), 10/29/2029[2,7]	351,531
	TOTAL LEVERAGED LOANS
	(Cost $14,339,213)	13,678,183

Number of Shares
	PREFERRED STOCKS — 0.2%
	CONSUMER, NON-CYCLICAL — 0.2%
8,763	Wellpath Holdings, Inc 0.000%, [6]	114,273
	TOTAL PREFERRED STOCKS
	(Cost $88,939)	114,273
	WARRANTS — 0.0%

See accompanying Notes to Financial Statements.

6

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number of Shares		Value

	CONSUMER, CYCLICAL — 0.0%
5,680	Spirit Airlines LLC, Expiration Date: March 12, 2030	2,045
	TOTAL WARRANTS
	(Cost $—)	2,045
	SHORT-TERM INVESTMENTS — 18.8%
9,967,284	Fidelity Institutional Government Portfolio Class I, 3.69%[10]	9,967,284
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,967,284)	9,967,284

	TOTAL INVESTMENTS — 99.6%
	(Cost $55,003,915)	$52,784,414
	Other Assets in Excess of Liabilities — 0.4%	225,332
	TOTAL NET ASSETS — 100.0%	$53,009,746

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,397,991, which represents 40.37% of Net Assets.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.36% of Net Assets. The total value of these securities is $1,248,430.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Floating rate security.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2025	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	12/11/2025	(317,000)	(370,161)	(366,267)	3,894
Euro	Pershing, LLC.	EUR per USD	12/15/2025	(105,000)	(121,916)	(121,348)	568
Euro	Pershing, LLC.	EUR per USD	12/29/2025	(295,000)	(349,899)	(341,213)	8,686
					(841,976)	(828,828)	13,148
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(841,976)	$(828,828)	$13,148

EUR – Euro

See accompanying Notes to Financial Statements.

8

Arena Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2025

Assets:
Investments, at value (cost $55,003,915)	$52,784,414
Foreign currency, at value (cost $39,714)	39,576
Cash	24,387
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	155,544
Receivables:
Investment securities sold	1,352,418
Fund shares sold	1,524
Unrealized appreciation on forward foreign currency exchange contracts	13,148
Dividends and interest	614,801
Prepaid expenses	14,019
Total assets	54,999,831

Liabilities:
Payables:
Investment securities purchased	1,896,435
Advisory fees	12,860
Shareholder servicing fees (Note 6)	3,992
Fund accounting and administration fees	18,109
Transfer agent fees and expenses	3,737
Custody fees	3,610
Auditing fees	19,850
Trustees' deferred compensation (Note 3)	12,125
Trustees' fees and expenses	788
Chief Compliance Officer fees	4,624
Accrued other expenses	13,955
Total liabilities	1,990,085
Commitments and contingencies (Note 3)
Net Assets	$53,009,746

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$53,735,931
Total distributable earnings (accumulated deficit)	(726,185)
Net Assets	$53,009,746

Maximum Offering Price per Share:
Class I:
Net assets applicable to shares outstanding	53,009,746
Shares of beneficial interest issued and outstanding	4,841,631
Redemption price	$10.95

See accompanying Notes to Financial Statements.

9

Arena Strategic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

Investment Income:
Interest	$4,778,631
Total investment income	4,778,631

Expenses:
Advisory fees	308,164
Shareholder servicing fees (Note 6)	7,923
Fund accounting and administration fees	126,398
Transfer agent fees and expenses	24,681
Custody fees	16,360
Registration fees	30,831
Auditing fees	22,338
Legal fees	21,485
Chief Compliance Officer fees	18,005
Miscellaneous	13,780
Trustees' fees and expenses	13,746
Shareholder reporting fees	13,366
Insurance fees	2,872
Interest expense	276
Total expenses	620,225
Advisory fees waived	(264,377)
Net expenses	355,848
Net investment income (loss)	4,422,783

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,071,187
Forward foreign currency exchange contracts	(8,139)
Foreign currency transactions	(8,091)
Net realized gain (loss)	1,054,957
Net change in unrealized appreciation/depreciation on:
Investments	(2,067,308)
Forward foreign currency exchange contracts	3,736
Foreign currency translations	(125)
Net change in unrealized appreciation/depreciation	(2,063,697)
Net realized and unrealized gain (loss)	(1,008,740)

Net Increase (Decrease) in Net Assets from Operations	$3,414,043

See accompanying Notes to Financial Statements.

10

Arena Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,422,783	$1,996,304
Net realized gain (loss) on investments and foreign currency transactions	1,054,957	336,069
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,063,697)	(92,953)
Net increase (decrease) in net assets resulting from operations	3,414,043	2,239,420

Distributions to Shareholders:
Distributions:
Class I	(4,794,028)	(1,603,470)
Total distributions to shareholders	(4,794,028)	(1,603,470)

Capital Transactions:
Net proceeds from shares sold:
Class I	24,323,179	39,646,011
Reinvestment of distributions:
Class I	3,264,737	637,485
Cost of shares redeemed:
Class I	(13,197,853)	(5,888,891)
Net increase in net assets from capital transactions	14,390,063	34,394,605

Total increase (decrease) in net assets	13,010,078	35,030,555

Net Assets:
Beginning of period	39,999,668	4,969,113
End of period	$53,009,746	$39,999,668
Capital Share Transactions:
Shares sold:
Class I	2,196,998	3,544,117
Shares reinvested:
Class I	298,094	57,164
Shares redeemed:
Class I	(1,204,302)	(511,066)
Net increase (decrease) in capital share transactions	1,290,790	3,090,215

See accompanying Notes to Financial Statements.

11

Arena Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,		For the Period December 30, 2022* through October 31,
	2025	2024	2023
Net asset value, beginning of period	$11.26	$10.79	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	1.03	1.11	0.72
Net realized and unrealized gain (loss)	(0.21)	0.40	0.35
Total from investment operations	0.82	1.51	1.07

Less Distributions:
From net investment income	(1.04)	(0.97)	(0.28)
From net realized gain	(0.09)	(0.07)	-
Total distributions	(1.13)	(1.04)	(0.28)
Net asset value, end of period	$10.95	$11.26	$10.79

Total return[2]	7.64%	14.41%	10.68%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,010	$40,000	$4,969

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.31%[4]	1.90%[4]	11.35%[5]
After fees waived and expenses absorbed	0.75%[4]	0.75%[4]	0.75%[5]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	8.77%	8.78%	(2.72)%[5]
After fees waived and expenses absorbed	9.33%	9.93%	7.88%[5]

Portfolio turnover rate	68%	75%	76%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended October 31, 2025 and October 31, 2024, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

12

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1 – Organization

Arena Strategic Income Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to generate high income returns with a secondary objective of capital preservation. The Fund intends to primarily invest in income producing investments and leveraged loans. The Fund commenced investment operations on December 30, 2022.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

13

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Leveraged Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Leveraged loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Short Sales

Short sales are transactions under which the Fund sells a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

14

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(e) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between period and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

15

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Fund purchases a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

16

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(h) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period December 30, 2022 (commencement of operations) through October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(k) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets.  An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Arena Capital Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2036, and it may be terminated before that date only by the Trust's Board of Trustees. Effective May 1, 2023, the Advisor has voluntarily agreed to further waive its fees and/or pay for operating expenses of the Fund to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through April 30, 2026. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any fees waived or payments made pursuant to this voluntary waiver.

For the year ended October 31, 2025, the Advisor voluntarily waived a portion of its advisory fees totaling $264,377. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. At October 31, 2025, the amount of these potentially recoverable expenses was $708,773. The Advisor may recapture all or a portion of this amount no later than October 31, of the year stated below:

18

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

2026	$213,894
2027	230,502
2028	264,377
Total	$708,773

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For year ended October 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended October 31, 2025 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$55,003,915

Gross unrealized appreciation	$1,858,269
Gross unrealized depreciation	(4,077,770)
Net unrealized depreciation on investments	$(2,219,501)
19

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025 there were no reclassifications.

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,128,114
Undistributed long-term capital gains	364,390
Distributable earnings	1,492,504

Accumulated capital and other losses	-
Unrealized appreciation/depreciation on investments	(2,219,501)
Unrealized appreciation/depreciation on Currency Forwards and translations	12,937
Unrealized deferred compensation	(12,125)
Total accumulated earnings (deficit)	$(726,185)

The tax character of the distribution paid during the fiscal year ended October 31, 2025 are as follows:

Distributions paid from:	For the year Ended October 31, 2025	For the year Ended October 31, 2024
Ordinary income	$4,747,756	$1,603,470
Net long term capital gains	46,272	-
Total distributions paid	$4,794,028	$1,603,470

Note 5 – Investment Transactions

For the year ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were $34,623,423 and $28,581,237 , respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

20

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

21

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bonds*	$-	$28,037,171	$-	$28,037,171
Common Stocks	10,357	487,828	487,273	985,458
Leveraged Loans	-	13,031,299	646,884	13,678,183
Preferred Stocks	-	-	114,273	114,273
Warrants	-	2,045	-	2,045
Short-Term Investments	9,967,284	-	-	9,967,284
Total Investments	$9,977,641	$41,558,343	$1,248,430	$52,784,414
Other Financial Instruments**
Forward Contracts	$-	$13,148	$-	$13,148
Total Assets	$9,977,641	$41,571,491	$1,248,430	$52,797,562

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for the Fund.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks	Leveraged Loans	Preferred Stocks
Balance as of October 31, 2024	$-	$-	$-
Transfers into Level 3	-	352,052	-
Transfers out of Level 3	-	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	(12,116)	(5,247)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(6,393)	181,804	25,334
Principal Paydown	-	(2,579)	-
Amortization	-	979	-
Included in other comprehensive income	(18,509)	174,957	25,334
Net purchases	535,514	136,250	88,939
Net sales	(29,732)	(16,375)	-
Balance as of October 31, 2025	487,273	$646,884	$114,273

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(6,393)	$181,804	$25,334

22

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2025:

Asset Class	Fair Value at October 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input[1]
Common Stocks	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase
Common Stocks	$373,125	Market Approach	Market Comparable	$3.37-$18.25	$17.03	Increase
Common Stocks	$114,148	Market Approach	Market Quotes	$16.72-$102.67	$51.36	Increase
Leveraged Loans	$229,557	Asset Approach	Bankruptcy Recovery	$100	N/A	Increase
Leveraged Loans	$417,327	Market Approach	Market Quotes	$37.30	N/A	Increase
Preferred Stocks	$114,273	Market Approach	Market Comparable	$13.04	N/A	Increase

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

23

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2025 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$13,148	$-	$13,148
	$-	$-	$13,148	$-	$13,148

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

	Derivatives not designated as hedging instruments
Net Change in Realized Gain (Loss) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$(8,139)	$-	$(8,139)
	$-	$-	$(8,139)	$-	$(8,139)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$3,736	$-	$3,736
	$-	$-	$3,736	$-	$3,736

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2025 are as follows:

Derivatives not designated as hedging instruments
Forward contracts
Long	Foreign exchange contracts	Notional amount	$(454,400)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

24

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 11 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2025, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Star Measures Investments, LLC	41.75%
Charles Schwab & Co., Inc.	32.87%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 12- New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

25

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The Fund declared the payment of a distribution to be paid, on December 29, 2025, to shareholders of record on December 26, 2025 as follows:

	Long-Term Capital Gain	Short-Term Capital Gain	Income
Institutional	$0.07692	$0.16896	$ 0.20301

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Arena Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arena Strategic Income Fund (the “Fund”), a series of Investment Managers Series Trust II (the “Trust”), including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 30, 2022 (commencement of operations) to October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on July 15–16, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Arena Capital Advisors, LLC (the “Advisor”) with respect to the Arena Strategic Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index (the “U.S. High Yield Index”), Bloomberg U.S. Aggregate Bond Index (the “Aggregate Bond Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s High Yield Bond category (the “Fund Universe”) for the one-year period ended April 30, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns, the Aggregate Bond Index return, and the U.S. High Yield Index return by 0.72%, 1.50%, 1.96%, and 2.43%, respectively. The Board observed that the Fund’s quarterly returns ranked it in the first quartile of the funds (which is the most favorable) in the Fund Universe for 2023 and 2024. The Board also considered the Advisor’s assertion that the Fund is not managed against the composition of a specific benchmark, that the Fund invests in the securities of considerably fewer companies than those that comprise the U.S. High Yield Index and with lower average duration, and that as a result, the returns of the U.S. High Yield Index may be materially different than the returns of the Fund.

Arena Strategic Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees considered the Advisor’s assertion that the Fund’s advisory fee is reasonable in light of the level of resources dedicated to the management of the Fund and its investment strategy, including the additional effort required in identifying and sourcing foreign currency-denominated debt securities and swaps to hedge currency risk. The Trustees also considered that the Fund’s advisory fee was within the range of the fees that the Advisor charges to manage separate accounts and other pooled accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.03% and 0.09%, respectively. The Trustees considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe. The Trustees also noted that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Advisor’s assertion that the net expenses for the Fund are set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2025, noting that the Advisor had agreed to maintain the expense limitation arrangement for the Fund for another full year. The Board observed that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses of the Fund, and that the Advisor did not realize any profit with respect to the Fund.

Arena Strategic Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	1/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	1/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/9/2026